Note 6 - Property, Plant and Equipment (Details Textual)					12 Months Ended
	Aug. 09, 2018 CAD ($)	Aug. 09, 2018 USD ($)	Jul. 01, 2018 CAD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Property, plant and equipment at end of period					$ 13,764,928		$ 372,292		$ 97,252
Mill storage extension payment	$ 326,000	$ 250,000
Mill mobilization payments			$ 463,777	$ 352,200	2,818,400	$ 2,211,300	995,226	$ 767,500
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets							0
Losses on disposals of property, plant and equipment							1,760
Mill Equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment at end of period					$ 13,673,883		265,997
Container costs [member]
Statement Line Items [Line Items]
Property, plant and equipment at end of period							199,952
Crane [member]
Statement Line Items [Line Items]
Property, plant and equipment at end of period							$ 66,045